                            MAINSTAY VARIABLE ANNUITY
                                  INVESTING IN
                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - III

                       SUPPLEMENT DATED MAY 1, 1998 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

This Supplement to the MainStay Variable Annuity Statement of Additional Information ("SAI") provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This Supplement is not valid unless accompanied by the current SAI for both the Policies (the "Policy SAI") and the M Fund. When used in connection with the Prospectus, defined terms used in the SAI shall have the same meaning as in the Prospectus.

This Supplement contains performance information and financial statements for the M Enhanced U.S. Equity and the M Frontier Capital Appreciation Investment Divisions. As of December 31, 1997, there were no Premium Payments allocated to the M Edinburgh Overseas Equity and M Turner Core Growth Investment Divisions. Therefore, no performance or financial information is shown for these Investment Divisions.

1. The performance data under average annual total return (if surrendered) reflect all Separate Account and Fund annual expenses shown in the Fee Table which appears on pages 5 and 6 of the Prospectus. The average annual total return (if surrendered) figures assume that the Policy is surrendered at the end of the period shown. Thus, they reflect the deduction of any applicable surrender charges. The annual Policy fee, which is charged to Policies with less than $20,000 of Accumulation Value, is not reflected. This fee, if applicable, would effectively reduce the rates of return credited to a particular Policy. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return presented include the reinvestment of investment income.

           The M Enhanced U.S. Equity and M Frontier Capital Appreciation Portfolios existed prior to the date they were added to an Investment Division of the Separate Account. For periods starting prior to October 1, 1997, when the M Frontier Capital Appreciation Investment Division commenced operations and for periods starting prior to December 30, 1997, when the M Enhanced U.S. Equity Investment Division commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect the Separate Account and Fund annual expenses as if the Policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions in the following tables.

           The following information should be added to the Total Return Calculations on pages 4 and 5 of the Policy SAI.

                           AVERAGE ANNUAL TOTAL RETURN
                      (FOR PERIODS ENDED DECEMBER 31, 1997)

                                                                             M ENHANCED             M FRONTIER CAPITAL
              INVESTMENT DIVISION:                                           U.S. EQUITY               APPRECIATION
              --------------------                                           -----------               ------------
           PORTFOLIO INCEPTION DATE:                                            1/4/96                    1/4/96
     INVESTMENT DIVISION INCEPTION DATE:                                       12/30/97                   10/1/97

Average Annual Total Return (if surrendered)
1 Year................................................................           28.01%                   18.27%
3 Year................................................................            N/A                      N/A
5 Year................................................................            N/A                      N/A
10 Year...............................................................            N/A                      N/A
Since Portfolio Inception.............................................           22.82%                   21.55%
Since Investment Division Inception.................                             -5.87%                  -15.25%

Average Annual Total Return (no surrenders)
1 Year................................................................           35.01%                   25.27%
3 Year................................................................            N/A                      N/A
5 Year................................................................            N/A                      N/A
10 Year...............................................................            N/A                      N/A
Since Portfolio Inception.............................................           25.65%                   24.40%
Since Investment Division Inception...................................            0.46%                   -9.56%

2. The following financial statements for the period May 1, 1997 (commencement of operations) through December 31, 1997 and the report thereon of Price Waterhouse LLP, independent accountants for the M Enhanced U.S. Equity and M Frontier Capital Appreciation Investment Divisions should be added to the financial statements.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                      VARIABLE ANNUITY SEPARATE ACCOUNT-III


STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997


                                                           M Enhanced       M Frontier
                                                           U.S. Equity  Capital Appreciation
                                                           -----------  --------------------
ASSETS:
   Investment at net asset value
           (Identified Cost: $20,030;
           $40,489, respectively)                            $20,124          $38,469

LIABILITIES:
   Liability for mortality and expense risk charges                1               64
                                                             -------          -------


Total equity                                                 $20,123          $38,405
                                                             =======          =======

TOTAL EQUITY REPRESENTED BY:
   Equity of Policyowners:
           Variable accumulation units outstanding:
           2,003; 4,246, respectively                        $20,123          $38,405
                                                             =======          =======


Variable accumulation unit value:                            $ 10.05          $  9.04
                                                             =======          =======




The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                      VARIABLE ANNUITY SEPARATE ACCOUNT-III


STATEMENT OF OPERATIONS
For the period May 1, 1997 (commencement of operations) through December 31, 1997

                                                                  M Enhanced           M Frontier
                                                                  U.S. Equity      Capital Appreciation
                                                                  -----------      --------------------
INVESTMENT LOSS:
   Mortality and expense risk charges                                $ (1)               $   (67)
                                                                  -------                -------
   Net investment loss                                               $ (1)               $   (67)
                                                                  -------                -------

REALIZED AND UNREALIZED GAIN (LOSS):
   Realized gain distribution received                                 --                    428
   Change in unrealized appreciation (depreciation)
        on investment                                                  94                 (2,020)
                                                                  -------                -------
   Net gain (loss) on investments                                      94                 (1,592)
   Increase attributable to funds of New York Life
       Insurance and Annuity Corporation
       retained by Separate Account                                    --                      3
                                                                  -------                -------
   Net increase (decrease) in total equity
        resulting from operations                                    $ 93                $(1,656)
                                                                  =======                =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                      VARIABLE ANNUITY SEPARATE ACCOUNT-III


STATEMENT OF CHANGES IN TOTAL EQUITY
For the period May 1, 1997 (commencement of operations) through December 31, 1997

                                                                     M Enhanced              M Frontier
                                                                     U.S. Equity       Capital Appreciation
                                                                     -----------       --------------------
INCREASE IN TOTAL EQUITY:
   Operations:
      Net investment loss                                             $     (1)               $    (67)
      Realized gain distribution received                                   --                     428
      Change in unrealized appreciation/
        (depreciation) on investments                                       94                  (2,020)
      Increase attributable to funds of New York Life
        Insurance and Annuity Corporation retained by
        Separate Account                                                    --                       3
                                                                      --------                --------
      Net increase (decrease) in total equity resulting
        from operations                                                     93                  (1,656)
                                                                      --------                --------

      Contributions and Withdrawals:
        Transfers between Investment Divisions                          20,030                  40,061
                                                                      --------                --------
      Net contributions and withdrawals                                 20,030                  40,061
                                                                      --------                --------
        Increase in total equity                                        20,123                  38,405

TOTAL EQUITY:
      Beginning of period                                                   --                      --
                                                                      --------                --------
      End of period                                                   $ 20,123                $ 38,405
                                                                      ========                ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                      VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTES TO FINANCIAL STATEMENTS
NOTE 1 - Organization and Accounting Policies:

MainStay Variable Annuity commenced in May of 1997, with the first sale occurring on October 2, 1997. MainStay Variable Annuity invests in New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages(SM) Annuity Separate Account"). The Separate Account was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation, a wholly-owned subsidiary of New York Life Insurance Company. This account was established to receive and invest premium payments under Non-Qualified and Qualified Flexible Premium Variable Retirement Annuity Policies issued by New York Life Insurance and Annuity Corporation. The non-qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. MainStay Variable Annuity policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of unaffiliated broker-dealers. NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

      The assets of the MainStay Variable Annuity policies are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund, the Acacia Capital Corporation, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the Morgan Stanley Universal Funds, Inc. and the M Fund, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of New York Life Insurance and Annuity Corporation.

      The Separate Account offers twenty-two variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. These financial statements and notes relate only to the following four Investment Divisions: M Enhanced U.S. Equity, M Frontier Capital Appreciation, M Edinburgh Overseas Equity and M Turner Core Growth Investment Divisions (the "M Divisions"). Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio of the Funds. As of December 31, 1997, there were no premium payments allocated to the M Edinburgh Overseas Equity and M Turner Core Growth Investment Divisions.

      Initial premium payments received are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments will be allocated to the Investment Divisions of the Separate Account in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of New York Life Insurance and Annuity Corporation.

      No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                      VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 - Organization and Accounting Policies (continued):


      Security Valuation - The investments are valued at the net asset value of shares of the respective Fund portfolios.

      Security Transactions - Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

      Distributions Received - Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.



NOTE 2 - Investments (in 000's):

At December 31, 1997, the investment in the M Divisions of the Separate Account are as follows:

                                          M Enhanced                         M Frontier
                                          U.S. Equity                   Capital Appreciation
                                          -----------                   --------------------
Number of Shares                                1                                  3
Identified Cost*                              $20                                $40

*The cost stated also represents the aggregate cost for Federal income tax purposes.

Investment activity for the period May 1, 1997 (commencement of operations) through December 31, 1997 was as follows:

                                          M Enhanced                          M Frontier
                                          U.S. Equity                   Capital Appreciation
                                          -----------                   --------------------
Purchases                                     $20                                 $40

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                      VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 3 - Mortality and Expense Risk Charges:

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by New York Life Insurance and Annuity Corporation. These charges are made daily at an annual rate of 1.40% of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of the New York Life Insurance and Annuity Corporation. Accordingly, New York Life Insurance and Annuity Corporation participates in the results of each Investment Division ratably with the Policyowners.


NOTE 4 - Distribution of Net Income

The Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of net premium payments.


NOTE 5 - Cost to Policyowners (in 000's):

At December 31, 1997, the cost to Policyowners for accumulation units outstanding, with adjustments for net investment income, market appreciation (depreciation) and deduction for expenses is as follows:

                                                      M Enhanced         M Frontier
                                                     U.S. Equity    Capital Appreciation
                                                     -----------    --------------------
Cost to Policyowners (net of withdrawals)               $ 20               $ 40

Unrealized appreciation (depreciation)
  on investments                                          --                 (2)
                                                        ----               ----
Net amount applicable to Policyowners                   $ 20               $ 38
                                                        ====               ====

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                      VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 6 - Unit Transactions (in 000's):

Transactions in accumulated units for the period May 1, 1997 (commencement of operations) through December 31, 1997 were as follows:

                                                   M Enhanced             M Frontier
                                                   U.S. Equity       Capital Appreciation
                                                   -----------       --------------------
    Units issued on transfers between
       Investment Divisions                              2                   4
                                                   -------           ---------
       Net Increase                                      2                   4
    Units outstanding, beginning of period               -                   --
                                                   -------           ---------
    Units outstanding, end of period                     2                   4
                                                   =======           =========


NOTE 7 - Selected Per Unit Data*:

The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout the period May 1, 1997 (commencement of operations) through December 31, 1997) with respect to the M Divisions of the Separate Account.

                                                         M Enhanced            M Frontier
                                                         U.S. Equity      Capital Appreciation
                                                         -----------      --------------------
    Unit value, beginning of period                         $10.00               $10.00
    Net investment loss                                         --                 (.03)
    Net realized and unrealized gains (losses)
       on security transactions and realized
       capital gain distributions received
       (includes the effect of capital share
       transactions)                                           .05                 (.93)
                                                            ------               ------
    Unit value, end of period                               $10.05               $ 9.04
                                                            ======               ======

*Per unit data based on average daily units outstanding during the period.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations, of changes in total equity and the selected per unit data present fairly, in all material respects, the financial position of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III insofar as it relates to the M Enhanced U.S. Equity Investment Division, the M Frontier Capital Appreciation Investment Division, the M Edinburgh Overseas Equity Investment Division and the M Turner Core Growth Investment Division at December 31, 1997, and the results of each of their operations, the changes in each of their total equity, and the selected per unit data for the period May 1, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (herein referred to as the "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1997 with the M Fund, Inc., provides a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
February 23, 1998